iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  — 49.5%
Cboe Global Markets, Inc. .................... 185,372 $ 31,524,362
CME Group, Inc., Class A .................... 254,482 50,031,161
Coinbase Global, Inc., Class A
(a)(b)
............... 195,486 43,442,854
Donnelley Financial Solutions, Inc.
(a)
............. 46,303 2,760,585
FactSet Research Systems, Inc. ................ 67,211 27,440,235
Intercontinental Exchange, Inc. ................ 366,112 50,117,072
MarketAxess Holdings, Inc. ................... 67,262 13,488,049
Moody's Corp. ............................ 120,872 50,878,651
Morningstar, Inc. .......................... 46,262 13,686,613
MSCI, Inc., Class A ........................ 102,090 49,181,858
Nasdaq, Inc. ............................. 670,049 40,377,153
Open Lending Corp.
(a)
....................... 199,937 1,115,648
S&P Global, Inc. .......................... 347,742 155,092,932
Tradeweb Markets, Inc., Class A ................ 205,229 21,754,274
550,891,447
a
Investment Banking & Brokerage  — 50.4%
B Riley Financial, Inc.
(b)
...................... 36,671 646,876
BGC Group, Inc., Class A .................... 286,290 2,376,207
Charles Schwab Corp. (The) .................. 772,938 56,957,801
Evercore, Inc., Class A ...................... 62,162 12,956,426
Goldman Sachs Group, Inc. (The) .............. 350,330 158,461,266
Houlihan Lokey, Inc., Class A .................. 93,064 12,550,611
Interactive Brokers Group, Inc., Class A ........... 189,160 23,191,016
Jefferies Financial Group, Inc. ................. 300,871 14,971,341
Lazard, Inc. ............................. 202,029 7,713,467
LPL Financial Holdings, Inc. ................... 131,607 36,757,835
Moelis & Co., Class A ....................... 96,240 5,472,206
Morgan Stanley ........................... 1,359,760 132,155,074
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 28,024 $ 6,450,284
PJT Partners, Inc., Class A ................... 40,207 4,338,737
Raymond James Financial, Inc. ................ 328,520 40,608,357
Robinhood Markets, Inc., Class A
(a)(b)
............. 933,861 21,207,983
Stifel Financial Corp. ....................... 181,618 15,283,155
StoneX Group, Inc.
(a)
....................... 49,941 3,761,057
Virtu Financial, Inc., Class A ................... 161,873 3,634,049
559,493,748
a
Total Long-Term Investments — 99.9%
(Cost: $1,039,100,555) ............................... 1,110,385,195
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.48%
(c)(d)(e)
............................ 6,232,654 6,234,524
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................. 1,524,027 1,524,027
a
Total Short-Term Securities — 0.7%
(Cost: $7,759,161) .................................. 7,758,551
Total Investments — 100.6%
(Cost: $1,046,859,716) ............................... 1,118,143,746
Liabilities in Excess of Other Assets — (0.6)% ............... (6,497,966)
Net Assets — 100.0% ................................. $ 1,111,645,780
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 666,874  $ 5,570,299
(a)
$ —  $ (2,030) $ (619) $ 6,234,524  6,232,654  $ 57,104
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 630,036  893,991
(a)
—  —  —  1,524,027  1,524,027  24,902  —
$ (2,030) $ (619)
$ 7,758,551
$ 82,006  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 6 09/20/24 $ 768 $ 10,282
E-Mini Russell 2000 Index ................................................................ 3 09/20/24 310 2,257
$ 12,539
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,110,385,195  $ —  $ —  $ 1,110,385,195
Short-Term Securities
Money Market Funds ...................................... 7,758,551  —  —  7,758,551
$ 1,118,143,746  $ —  $ —  $ 1,118,143,746
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,539  $ —  $ —  $ 12,539
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.